Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Cash dividends per share	$ 0.19	$ 0.15
Accumulated Deficit [Member]
Cash dividends per share	$ 0.19	$ 0.15